STOCK BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUMMARY OF RECOGNIZED STOCK BASED COMPENSATION

For the three months ended March 31, 2023 and 2022, the Company recognized stock-based compensation expense as follows:

	Three Months Ended March 31,
(Amounts in 000’s)	2023	2022
Employee compensation:
Stock compensation expense	$81	$111
Forfeitures of stock based awards	—	(46)
Total employee stock-based compensation expense	$81	$65

The following table summarizes employee and nonemployee stock-based compensation for the years ended December 31, 2022 and 2021:

	Year Ending December 31,
Amounts in (000’s)	2022	2021
Employee compensation:
Restricted stock	$233	$481
Total employee stock-based compensation expense	$233	$481
Non-employee compensation:
Restricted stock	$—	$—
Total non-employee stock-based compensation expense	$—	$—
Total stock-based compensation expense	$233	$481

SUMMARY OF COMPANY'S STOCK OPTION ACTIVITY

The following summarizes the Company’s employee and non-employee stock option activity for the three months ended March 31, 2023:

	Number of Shares (000’s)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (000’s)
Outstanding, December 31, 2022	13	$47.53	0.5	$—
Granted	24	$3.09	9.9	$—
Outstanding and Vested, March 31, 2023	37	$18.70	6.8	$—

The following summarizes the Company’s employee and non-employee stock option activity for the years ended December 31, 2022 and 2021:

	Number of Options (000’s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000’s) (a)
Outstanding and vested at December 31, 2020	13	$47.53	3.5	$—
Granted	—	$—
Exercised	—	$—
Forfeited	—	$—
Expired	—	$—	—
Outstanding and vested at December 31, 2021	13	$47.53	2.5	$—
Granted	—	$—
Exercised	—	$—
Forfeited	—	$—
Expired	—	$—
Outstanding and vested at December 31, 2022	13	$47.53	1.6	$—

(a)	Represents the aggregate gain on exercise for vested in-the-money options.

SCHEDULE OF EXERCISE PRICE RANGE

The following summary information reflects stock options outstanding, vested, and related details as of March 31, 2023:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number of Shares (000’s)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested, March 31, 2023	Weighted Average Exercise Price
$3.09-$4.00	24	9.9	$3.09	24	$3.09
$15.72 - $51.60	13	0.5	$47.53	13	$47.53
Total	37	6.8	$18.70	37	$18.70

The following summary information reflects stock options outstanding, vested, and related details as of December 31, 2022:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number Outstanding (000’s)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000’s)	Weighted Average Exercise Price
$15.72 - $47.99	9	2.0	$46.81	9	$46.81
$48.00 - $51.60	4	0.8	$48.96	4	$48.96
Total	13	1.6	$47.53	13	$47.53

SUMMARY OF COMPANY'S RESTRICTED STOCK ACTIVITY

The following table summarizes the Company’s restricted stock activity for the three months ended March 31, 2023:

	Number of Shares (000’s)	Weighted Avg. Grant Date (per Share) Fair Value
Unvested, December 31, 2022	51	$8.99
Granted	99	$3.61
Vested	(26)	$9.06
Forfeited	(1)	$13.26
Unvested, March 31, 2023	123	$4.75

The following summarizes the Company’s restricted stock activity for the years ended December 31, 2022 and 2021:

	Number of Shares (000’s)	Weighted Average Grant Date Fair Value
Unvested at December 31, 2020	14	$3.60
Granted	87	$13.01
Vested	(22)	$7.18
Forfeited	—	$-
Unvested at December 31, 2021	79	$12.99
Granted	24	$4.51
Vested	(29)	$13.01
Forfeited	(23)	$12.95
Unvested at December 31, 2022	51	$8.99

Warrant [Member]
SCHEDULE OF EXERCISE PRICE RANGE

The following summary information reflects warrants outstanding, vested, and related details as of December 31, 2022:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding (000’s)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000’s)	Weighted Average Exercise Price
$36.00 - $47.99	1	0.8	$47.52	1	$47.52
$48.00 - $59.99	32	1.8	$52.50	32	$52.50
$60.00 - $70.80	2	0.4	$70.80	2	$70.80
Total	35	1.9	$53.31	35	$53.31

SCHEDULE OF COMMON STOCK WARRANT ACTIVITY

The following summarizes the Company’s employee and non-employee common stock warrant activity for the years ended December 31, 2022 and 2021:

	Number of Warrants (000’s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000’s) (a)
Outstanding and vested at December 31, 2020	58	$52.09	3.0	$—
Granted	—	$—
Exercised	—	$—
Forfeited	—	$—
Expired	(15)	$50.28		$—
Outstanding and vested at December 31, 2021	43	$52.71	2.6	$—
Granted		$—
Exercised		$—
Forfeited		$—
Expired	(8)	$49.76		$—
Outstanding and vested at December 31, 2022	35	$53.31	1.9

(a)	Represents the aggregate gain on exercise for vested in-the-money warrants.